Stock-based Compensation - Restricted Stock Units (Details) - Restricted stock units - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares
Shares Unvested RSUs, Beginning balance (in shares)	25	79	591
Shares, Granted (in shares)			566
Shares, Vested (in shares)	(15)	(54)	(865)
Shares, Cancelled/Forfeited (in shares)			(213)
Shares Non-vested RSUs, Ending balance (in shares)	10	25	79
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Unvested RSUs, Beginning balance (in dollars per share)	$ 7,505.04	$ 10,100.70	$ 12,644.00
Weighted Average Grant Date Fair Value, Granted (in dollars per share)			981.36
Weighted Average Grant Date Fair Value, Vested (in dollars per share)	(9,576.96)	(11,298.98)	(5,651.52)
Weighted Average Grant Date Fair Value, Cancelled/Forfeited (in dollars per share)			(11,013.04)
Weighted Average Grant Date Fair Value, Non-vested RSUs, Ending balance (in dollars per share)	$ 4,870.94	$ 7,505.04	$ 10,100.70
Additional disclosures
Vested and undistributed	2	2	5
Number of shares not issued		8
Unrecognized compensation costs	$ 48	$ 600
Recognition period	1 year	1 year 2 months 12 days